Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Statutory Reserves and Restricted Net Assets
20.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIEs located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries, VIEs and VIEs’ subsidiaries are required to allocate at least 10% of their after tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriations to these reserves by the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries were RMB119,308, RMB185,270 and RMB5,194 for the years ended December 31, 2016, 2017 and 2018.

Relevant PRC laws and regulations restrict the WFOEs, VIEs and VIEs’ subsidiaries from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their paid in capital, to the Company in the form of loans, advances or cash dividends. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs and VIEs’ subsidiaries’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions. The capital and statutory reserves restricted which represented the amount of net assets of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries in the Group not available for distribution were RMB677,213, RMB862,484 and RMB1,477,339 as of December 31, 2016, 2017 and 2018, respectively.